UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
Sep 30, 2003

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA		November 12, 2003








Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total:  $175,209 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Actuate Corp    Common  00508B102       978    274,000    Sole   n/a     none
Agile Software  Common  00846X105     4,760    500,000    Sole   n/a     none
Alaris Medical  Common  011637105	  4,648    280,000    Sole   n/a     none
Aphton Corp     Common  03759P101     2,637    470,000    Sole   n/a     none
Apollo Group    Common  037604105     2,641     40,000    Sole   n/a     none
Bombay          Common  097924104     2,462    250,000    Sole   n/a     none
BEA Systems     Common  073325102     2,408    200,000    Sole   n/a     none
Bennett Environ Common  081906109     5,305    313,000    Sole   n/a     none
Brocade         Common  111621108     2,871    550,000    Sole   n/a     none
Cable & Assoc   Pref    124830308       206      3,800    Sole   n/a     none
Career Educ.    Common  141665109     3,625     80,000    Sole   n/a     none
Caremark Rx     Common  141705103     1,808     80,000    Sole   n/a     none
Central Pet     Common  153527106     2,918    112,000    Sole   n/a     none
Ciena           Common  171779101     2,784    475,000    Sole   n/a     none
Citigroup, Inc  Common  173064205       638     25,500    Sole   n/a     none
Corinthian Coll Common  218868107     4,283     75,000    Sole   n/a     none
Cray Inc        Common  225223106     1,752    160,000    Sole   n/a     none
Develop Realty  Pref    251591830        26      1,000    Sole   n/a     none
Ebookers        Common  278725106     2,675    146,800    Sole   n/a     none
Education Mgmt  Common  28139T101     2,891     50,000    Sole   n/a     none
Entergy Arkans  Pref    29364D795       147      5,700    Sole   n/a     none
Equity Office   Pref    294741871       208      7,800    Sole   n/a     none
Faro            Common  311642101     3,774    300,000    Sole   n/a     none
Findwhat.com    Common  317794105     3,458    200,000    Sole   n/a     none
Financial Sec   Pref    31769P506       150      5,900    Sole   n/a     none
GreyWolf        Common  397888108     2,436    700,000    Sole   n/a     none
Gulf Power      Pref    402479794       170      7,000    Sole   n/a     none
Harman Int'l    Common  413086109     2,951     30,000    Sole   n/a     none
Impac Medical   Common  45255A104     3,041    170,000    Sole   n/a     none
Informatica     Common  45666Q102     1,711    230,000    Sole   n/a     none
Joseph Banks    Common  480838101     4,827    110,000    Sole   n/a     none
Kimco Realty    Pref    49446R869       112      4,400    Sole   n/a     none
Lab One         Common  50540L105     4,707    201,850    Sole   n/a     none
Lehman Bros.    Pref    52519Y209       247      9,800    Sole   n/a     none
Lincoln NationalPref    53404M201       254     10,000    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
Maverick Tube   Common  577914104     2,235    144,000    Sole   n/a     none
MBNA            Pref    55266J200       162      6,100    Sole   n/a     none
Microchip       Common  595017104     1,797     75,000    Sole   n/a     none
Mesa Air Group  Common  590479101     4,227    380,100    Sole   n/a     none
Molecular Diag. Common  60851R104       660  5,353,355    Sole   n/a     none
Morgan Stanley  Pref    617466206       237     10,000    Sole   n/a     none
Morgan Stanley  Pref    617460209       251     10,000    Sole   n/a     none
Mothers Work    Common  619903107     1,070     35,000    Sole   n/a     none
MTR Gaming      Common  553769100     1,289    148,700    Sole   n/a     none
Netegrity       Common  64110P107     7,984    800,000    Sole   n/a     none
Netscreen       Common  64117V107     4,001    180,000    Sole   n/a     none
Newpark         Common  651718504     1,183    275,000    Sole   n/a     none
Novatel WirelessCommon  66987M604     1,840    317,200    Sole   n/a     none
Odyssey Health  Common  67611V101     5,815    195,000    Sole   n/a     none
Oil States Intl Common  678026105     1,332    105,000    Sole   n/a     none
Option Care     Common  683948103     4,790    399,200    Sole   n/a     none
Plains All Amer Common  726503105        60      2,000    Sole   n/a     none
Penn National   Common  707569109       267     12,500    Sole   n/a     none
Petco           Common  716016209     7,490    240,000    Sole   n/a     none
Photomedix      Common  719358103       464    200,000    Sole   n/a     none
Park Place Ent  Common  700690100     2,253    250,000    Sole   n/a     none
Providence Serv Common  743815102     1,975    125,000    Sole   n/a     none
Peoplesoft      Common  712713106     1,827    100,000    Sole   n/a     none
Regeneration    Common  75886N100        46      5,100    Sole   n/a     none
Riverstone Net  Common  769320102       250    250,000    Sole   n/a     none
Select Comfort  Common  81816X103     8,307    313,000    Sole   n/a     none
Select Medical  Common  816196109     8,064    280,000    Sole   n/a     none
Superior Energy Common  868157108       980    100,000    Sole   n/a     none
Scientific Game Common  80874P109     2,964    260,000    Sole   n/a     none
Sina Corp       Common  G81477104     2,143     60,000    Sole   n/a     none
Sohu.com        Common  83408W103     1,871     60,000    Sole   n/a     none
Sequenom        Common  817337108       323    100,000    Sole   n/a     none
Stake TechnologyCommon  852559103     1,759    190,000    Sole   n/a     none
SunAmerica      Pref    22082A201       264     10,000    Sole   n/a     none
Plato Learning  Common  72764Y100       701     90,900    Sole   n/a     none
U of P - Apollo Common  037604204     3,067     46,000    Sole   n/a     none
United Surgical Common  913016309     3,100    109,500    Sole   n/a     none
Valence Tech    Common  918914102       477    140,000    Sole   n/a     none
Verisign        Common  92343E102     2,826    210,000    Sole   n/a     none
Verizon New Eng Pref    92344R201        53      2,000    Sole   n/a     none
Walt Disney     Pref    22082D205        13        500    Sole   n/a     none
Waste Connects  Common  941053100     1,544     44,000    Sole   n/a     none
WebEx           Common  94767L109     1,369     72,500    Sole   n/a     none
Wells Fargo     Pref    94979D200       370     15,000    Sole   n/a     none